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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended  September 30, 2000.


                    Check here if Amendment [X];  Amendment Number [1]

                    This Amendment (Check only one):

                           [X] is a restatement.

                           [__] adds new holdings entries.

Institutional Investment Manager filing this report:

Name:     Bay Harbour Management, L.C.
     ---------------------------------------------------------------------------

Address:  885 Third Avenue, 34/th/ Floor   New York       NY          10022
        ------------------------------------------------------------------------

Form 13F File Number: 28-06762

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: John D. Stout Reporting Manager:

Name:   Bay Harbour Management L.C.
Title:  Investment Manager
Phone: (212) 371-2211

Signature, Place, and Date of Signing:

         /s/ John D. Stout
--------------------------------------------------------------------------------
[Signature]
      New York City, New York
--------------------------------------------------------------------------------
[City, State]
      November 14, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[_]  13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager [If there are no entries in this list omit this section.]
Form 13F File Number 28- _______________________________________________________
Name____________________________________________________________________________
(Repeat as necessary)

                             Form 13 Summary Page

                                Report Summary


Number of Other Included Managers: 0



Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total:  $ 101,621 (thousands)
                                                             -
List of 0ther Included Managers: None

                                                    FORM 13F INFORMATION TABLE


Page 1 of 2                                         Name of Reporting Manager        Bay Harbour Management L.C.
                                                                                     --------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Column 1         Column 2    Column 3    Column 4              Column 5             Column 6      Column 7      Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ------------------
                       Title of                  Value      Shrs. or                     Investment      Other
     Name of issuer     class        CUSIP     (x$1000)     prn amt     SH/PRN  Put/Call  discretion    managers  Sole  Shared None
-----------------------------------------------------------------------------------------------------------------------------------
ARCH                    Common      039381504    15,702     3,140,527     SH                 X                     X
COMMUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA        Common      11835A105     2,435       556,600     SH                 X                     X
CORPORATION
-----------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA        8% CV                     5,000     5,000,000     PRN                X                     X
CORPORATION             Bond
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC        Common      29084Q100    34,946     1,344,091     SH                 X                     X
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC        $5.75 CV    29084QAC4       525       500,000     PRN
                        Bond                                                                 X                     X
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT            Common      37934X100    10,821     2,101,200     SH                 X                     X
TELCOM INC
-----------------------------------------------------------------------------------------------------------------------------------
HAWAIIAN AIRLINES,      Common      419849104     4,720     1,888,070     SH                 X                     X
INC
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                    74,150
------------------------------------------------------------------------------------------------------------------------------------

                          FORM 13F INFORMATION TABLE

Page 2 of 2                                         Name of Reporting Manager      Bay Harbour Management L.C.
                                                                                   ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Column 1         Column 2   Column 3     Column 4                 Column 5            Column 6   Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority

                      Title of                 Value        Shrs. or                      Investment    Other
  Name of Issuer       Class       CUSIP      (x$1000)      prn amt     SH/PRN  Put/Call  Discretion   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
KASPER A.S.L. LTD     Common     485808109       2,082      1,110,480    SH                   X                    X

------------------------------------------------------------------------------------------------------------------------------------
LENNOX                Common     526107107       6,123        653,200    SH                   X                    X
INTERN.  NC
------------------------------------------------------------------------------------------------------------------------------------
TRUMP HOTELS &        Common     898168109       3,944      1,577,600    SH                   X                    X
CASINO RESORTS, INC
------------------------------------------------------------------------------------------------------------------------------------
VION                  Common     927624106         893         50,000    SH                   X                    X
PARMACEUTICALS
INC
------------------------------------------------------------------------------------------------------------------------------------
WALTER                Common     93317Q105      14,427      1,625,671    SH                   X                    X
INDUSTRIES INC
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS ONE INC      Warrants   97652H125           0          1,000   SH                    X                    X
------------------------------------------------------------------------------------------------------------------------------------

Column Totals                                   27,471

------------------------------------------------------------------------------------------------------------------------------------

AGGREGATE TOTAL                                101,621
------------------------------------------------------------------------------------------------------------------------------------